Fees Summary	Oct. 30, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $4,563,000 (comprised of (i) $1,050,000 maximum aggregate offering price with respect to notes linked to the EURO STOXX 50® Index., (ii) $3,513,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Futures Excess Return Index.

Narrative - Max Aggregate Offering Price	$ 4,563,000